S000028697 [Member] Expense Example - Variable Portfolio - Partners Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Variable Portfolio - Partners Small Cap Growth Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,082
Variable Portfolio - Partners Small Cap Growth Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,372